Income Taxes (Details) - Schedule of income tax expense (benefit) - MXN ($) $ in Thousands		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule Of Income Tax Expense Benefit Abstract
Expected benefit, expense		$ 3,300,413	$ 4,084,348	$ 1,462,776
Inflation effect, net		(524,640)	(577,234)	(139,134)
Impact of the nominal rate differences between the USA and Mexico		29,996	66,343	11,075
Benefit from utilization of tax loss carry-forwards and others	[1]	80,166	(12,086)	16,173
Others, net (includes permanent items) Income tax expense		413,587	828,398	172,519
Income tax expense		$ 3,299,522	$ 4,389,769	$ 1,523,409
Effective tax rate		29.99%	31.73%	31.24%

[1]	This amount corresponds to the income tax benefit obtained by those companies that used tax loss carry-forwards in the years presented that were generated previously to 2022, 2021 and 2020 , less the effect of tax losses incurred by some subsidiaries for which no deferred tax asset was recorded.